Income Taxes - Current and deferred portion (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 13		¥ 2
Over-provision in prior year				¥ (1,057)
Deferred tax (benefits) expense	645		(68)	(58)
Income tax (benefits) expenses	¥ 658	$ 93	¥ (66)	¥ (1,115)